Offerings - Offering: 1	Feb. 18, 2026 USD ($) sHARES uSD
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, reserved for issuance pursuant to the Registrant's 2021 Incentive Award Plan
Amount Registered | sHARES	2,290,108
Proposed Maximum Offering Price per Unit | uSD	5.235
Maximum Aggregate Offering Price	$ 11,988,715.38
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,655.64
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), the Registration Statement (“Registration Statement”) shall also cover any additional shares of the Registrant’s Common Stock (“Common Stock”) that become issuable under the Registrant’s 2021 Incentive Award Plan (“2021 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that results in an increase in the number of outstanding shares of Common Stock.
(b)Represents shares of Common Stock that were automatically added to the shares authorized for issuance under the 2021 Plan on January 1, 2026 pursuant to an “evergreen” provision contained in the 2021 Plan. Pursuant to such provision, the number of shares of Common Stock reserved for issuance pursuant to awards under the 2021 Plan is increased on the first day of each year, beginning in 2022 and ending in 2031, equal to the lesser of (A) 1% of the shares of Common Stock outstanding on the last day of the immediately preceding fiscal year and (B) such smaller number of shares of Common Stock as determined by the Registrant’s Board of Directors (the “Board”) or by the Compensation Committee of the Board.
(c)Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) and Rule 457(c) of the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price for shares reserved for future issuance under the 2021 Plan are based on the average of the high and low prices of Common Stock, as reported on the Nasdaq Global Select Market on February 12, 2026.